RIGHT-OF-USE ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 268,408	¥ 266,012
Balance at the end	264,856	268,408
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	310,677	294,056
Additions	20,089	22,913
Decreases	(9,839)	(6,292)
Balance at the end	320,927	310,677
Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(42,269)	(28,044)
Additions	(17,564)	(16,829)
Decreases	3,762	2,604
Balance at the end	(56,071)	(42,269)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	236,634	235,792
Balance at the end	233,863	236,634
Land | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	263,756	253,355
Additions	10,981	13,263
Decreases	(5,610)	(2,862)
Balance at the end	269,127	263,756
Land | Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(27,122)	(17,563)
Additions	(10,045)	(9,966)
Decreases	1,903	407
Balance at the end	(35,264)	(27,122)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	31,774	30,220
Balance at the end	30,993	31,774
Others | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	46,921	40,701
Additions	9,108	9,650
Decreases	(4,229)	(3,430)
Balance at the end	51,800	46,921
Others | Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(15,147)	(10,481)
Additions	(7,519)	(6,863)
Decreases	1,859	2,197
Balance at the end	¥ (20,807)	¥ (15,147)